UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hutchens Investment Management, Inc.
Address: 114 North Main St.
         Suite 302
         Concord, NH  03301

13F File Number:  28-06690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     CCO
Phone:     603-227-5256

Signature, Place, and Date of Signing:

     Chad Richardson     Concord, NH     July 19, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $114,407 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

ISSUER	CLASS	CUSIP	VALUE	SHRS_AMOUNT	SHRS_PRN	PUT_CALL	INV_DISC	MANAGERS	SOLE	SHARED	NONE
Goldman Sachs Group, Inc.	COM	38141G104	4652	30925	SH		SOLE		15825		15100
Bear Stearns Cos.	COM	073902108	4628	33040	SH		SOLE		17085		15955
United Technologies	COM	913017109	4225	66625	SH		SOLE		37965		28660
J.P. Morgan Chase & Co.	COM	46625H100	4174	100200	SH		SOLE		52210		47990
Wells Fargo Co.	COM	949746101	3825	57025	SH		SOLE		29550		27475
Pepsico, Inc.	COM	713448108	3740	62285	SH		SOLE		31000		31285
Cisco Systems,Inc.	COM	17275R102	3614	185030	SH		SOLE		91865		93165
Garmin Limited	COM	G37260109	3509	33275	SH		SOLE		18225		15050
General Mills	COM	370334104	3175	61450	SH		SOLE		30175		31275
Allegheny Technologies	COM	01741R102	3133	45250	SH		SOLE		26350		18900
Coach Inc.	COM	189754104	3072	102750	SH		SOLE		56350		46400
McDonalds Corp.	COM	580135101	2848	84750	SH		SOLE		47350		37400
Amphenol Corp New Cl A	COM	032095101	2769	49475	SH		SOLE		27225		22250
Amgen, Inc	COM	031162100	2675	41005	SH		SOLE		24850		16155
Consol Energy Inc.	COM	20854P109	2605	55750	SH		SOLE		29800		25950
Procter & Gamble	COM	742718109	2552	45894	SH		SOLE		23746		22148
Duke Energy Co.	COM	26441C105	2515	85625	SH		SOLE		44425		41200
Devon Energy Corp.	COM	25179M103	2504	41450	SH		SOLE		23325		18125
State Street Corp.	COM	857477103	2495	42950	SH		SOLE		22600		20350
United Parcel Service Cl B	COM	911312106	2484	30170	SH		SOLE		16420		13750
3M Corp.	COM	88579Y101	2480	30700	SH		SOLE		16350		14350
ConocoPhillips	COM	20825C104	2373	36213	SH		SOLE		22356		13857
Weatherford Intl., Inc.	COM	G95089101	2270	45750	SH		SOLE		23650		22100
Deere & Co.	COM	244199105	2265	27125	SH		SOLE		14000		13125
NS Group	COM	628916108	2216	40225	SH		SOLE		22100		18125
PPG Industries	COM	693506107	2132	32300	SH		SOLE		17325		14975
Alcan Aluminium, Ltd.	COM	013716105	2117	45100	SH		SOLE		22900		22200
Apple Computer	COM	037833100	2039	35600	SH		SOLE		20250		15350
Cameron International	COM	13342b105	1928	40350	SH		SOLE		22550		17800
Exelon Corp.	COM	30161N101	1911	33625	SH		SOLE		13100		20525
American Express	COM	025816109	1868	35100	SH		SOLE		17400		17700
TD Ameritrade Holding Corp.	COM	87236Y108	1820	122875	SH		SOLE		65400		57475
Qualcomm, Inc.	COM	747525103	1657	41350	SH		SOLE		7450		33900
Verizon Communications	COM	92343V104	1541	46006	SH		SOLE		15625		30381
UnitedHealth Group Inc.	COM	91324P102	1534	34250	SH		SOLE		14850		19400
EMC Corp	COM	268648102	1486	135495	SH		SOLE		22475		113020
SEI Investments Co Com	COM	784117103	1466	30000	SH		SOLE		28325		1675
Network Appliance, Inc.	COM	64120L104	1438	40725	SH		SOLE		7975		32750
Disney	COM	254687106	1313	43775	SH		SOLE		8775		35000
Occidental Petroleum Co.	COM	674599105	1223	11925	SH		SOLE		11625		300
Sandisk Corp Com	COM	80004C101	1202	23575	SH		SOLE		4200		19375
Genentech Inc Com New	COM	368710406	1157	14150	SH		SOLE		2275		11875
Metlife Inc Com	COM	59156R108	1028	20075	SH		SOLE		19775		300
Lehman Br Holdings	COM	524908100	1010	15500	SH		SOLE		15100		400
IShares MSCI EAFE	COM	464287465	962	14705	SH		SOLE		9905		4800
I Shares Russell Micro Cap	COM	464288869	867	16100	SH		SOLE		9450		6650
Comerica Inc.	COM	200340107	740	14225	SH		SOLE		13550		675
Walgreen Co.	COM	931422109	710	15825	SH		SOLE		12925		2900
National City Corp.	COM	635405103	637	17600	SH		SOLE		16500		1100
Nvidia Corp.	COM	67066G104	600	28175	SH		SOLE		13875		14300
IShares S&P 600 Growth	COM	464287887	462	3765	SH		SOLE		3615		150
IShares S&P 600 Value	COM	464287879	415	5980	SH		SOLE		3570		2410
Biotechnology Holders	COM	09067D201	406	2300	SH		SOLE		1500		800
Anheuser-Busch	COM	035229103	347	7605	SH		SOLE		3525		4080
Ameriprise Financial	COM	03076C106	339	7590	SH		SOLE		4050		3540
Int'l Business Machines	COM	459200101	276	3594	SH		SOLE		390		3204
Danaher Corp	COM	235851102	268	4172	SH		SOLE		0		4172
Abbott Labs	COM	002824100	250	5730	SH		SOLE		3235		2495
iShares MSCI Japan Index Fund	COM	464286848	237	17400	SH		SOLE		11000		6400
Equitable Resources	COM	294549100	223	6650	SH		SOLE		2750		3900